Other (Expense) Income, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other (Expense) Income, Net [Abstract]
Schedule Of Other (Expense) Income, Net

Year Ended December 31
	2011		2010		2009
Interest income		$2,056		$2,393		$1,863
Interest expense		(3,957)		(4,445)		(2,827)
Foreign currency (losses) gains, net (1)		(4,248)		(4,588)		1,798
Forward foreign currency contracts gains (losses), net (2)		1,952		(459)		(893)
Other (expense) income, net		(553)		65		766

Total other (expense) income, net		$(4,750)		$(7,034)		$707

(1)	Our foreign currency (losses) gains, net are predominantly attributable to the re-measurement gains or losses on our net balances of monetary assets and liabilities in our foreign subsidiaries which were primarily denominated in the Euro, and to a lesser extent, the British Pound and Canadian Dollar. The foreign currency re-measurement adjustments to these balance sheet items are calculated by comparing the currency spot rates at the end of a month to the spot rates at the end of the previous month.
(2)	Relates to changes in fair value of our forward foreign currency contracts not designated as hedging instruments. Please refer to Note 15 — Derivative Instruments for further details.